SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2023
Stockholders' Equity Note [Abstract]
Schedule of warrants and warrants units outstanding

Type	Issuance Date	Number of warrants	Exercise price(**)	Exercisable through
August 2019 warrants	August 22, 2019	205,268	$67.2 (*)	August 22, 2024
December 2019 warrants	December 9, 2019	92,321	$67.2 (*)	December 8, 2024
Warrants 2019 Convertible Notes to placement agent	December 9, 2019	55,785	$67.2 (*)	December 8, 2024
Warrants to underwriters	September 3, 2020	125,000	$100.0	September 1, 2025
Warrants to underwriters	October 5, 2020	375,000	$88.0	September 3, 2025
IPO warrants	September 3, 2020	2,812,170	$88.0	September 3, 2025
PIPE warrants	March 11, 2021	232,500	$46.0	September 10, 2026
Warrants to PIPE placement agent	March 11,2021	52,173	$50.6	March 8, 2026
TOTAL		3,950,217

(*) Each 10 warrants are exercisable into one IPO unit consisting of one share and one IPO warrant with an exercise price of $88.0 (Note 4d).
(**) Exercise prices amounts have been retroactively adjusted to reflect a 1-for-10 reverse share split (Note 4d).

Schedule of share options outstanding and exercisable to employees and directors

	Number of options(*)	Weighted average exercise price(*)	Weighted average remaining contractual life

Options outstanding as of December 31, 2022	15,388	$2.40	1.25
Options granted	-	-	-
Options exercised	-	-	-
Options forfeited	-	-	-
Options outstanding as of June 30, 2023	15,388	$2.40	0.75

Options exercisable as of June 30, 2023	15,388	$2.40	0.75

(*) Figures were adjusted according to reverse share split (Note 4d)

	Number of options(*)	Weighted average exercise price(*)	Weighted average remaining contractual life

Options outstanding as of December 31, 2022	133,994	$14.4	9.39
Options granted	54,000	5.89	9.95
Options exercised	-	-	-
Options forfeited	-	-	-
Options outstanding as of June 30, 2023	187,994	$11.94	9.20

Options exercisable as of June 30, 2023	116,416	$13.19	9.05

(*) Figures were adjusted according to reverse share split (note 4d)